Business Combinations (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 25, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Acquired interest percentage	100.00%
Total consideration amount	$ 7,039,110
Acquired business contributed revenues		$ 718,914	$ 932,434	$ 161,165
Acquired business losses		$ 498,923	$ 1,276,989	2,555,073
Acquisition-related costs				215,494
Pro Forma [Member]
Business Combinations (Details) [Line Items]
Acquired business contributed revenues				10,053,274
Acquired business losses				$ 14,457,099